Postretirement Benefit Plans (Asset Allocation) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Allocation
Percentage Of Trust Assets That Were Investments In Restricted Securities Excluding Real Estate Investments That Are Not Freely Tradable	17.00%
Percentage Of Securities That May Be Rated A-2/P-2	15.00%
Maximum Percentage Of Total Assets That Can Be Real Estate Investments	25.00%
Percentage Of Fair Value Of Trust Assets At Time Of Purchase Of Aggregate Holdings Of All Qualifying Employer Securities And Qualifying Employer Real Property	10.00%
Percentage Of Trust Assets Comprised Of Qualifying Employer Securities	3.80%	4.50%
Maximum Percentage Of Sector Concentration Of Plan Assets	15.00%
Maximum Percentage Of Total Assets That Can Be Investments In Restricted Securites Excluding Real Estate Investments That Are Not Freely Tradable	30.00%
Parentage Of US Government Direct And Indirect Obligations Represented In Plan Assets	16.00%
Pension Benefit Plan [Member] | Us Equity Securities [Member]
Asset Allocation
Actual allocation	25.00%
Pension Benefit Plan [Member] | Non Us Equity Securities [Member]
Asset Allocation
Actual allocation	20.00%
Pension Benefit Plan [Member] | Principal pension plans [Member] | Equity Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	17.00%
Debt securities (including cash equivalents), maximum	57.00%
Actual allocation	45.00%
Pension Benefit Plan [Member] | Principal pension plans [Member] | Debt Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	13.00%
Debt securities (including cash equivalents), maximum	53.00%
Actual allocation	31.00%
Pension Benefit Plan [Member] | Principal pension plans [Member] | Private Equities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	8.00%
Debt securities (including cash equivalents), maximum	18.00%
Actual allocation	11.00%
Pension Benefit Plan [Member] | Principal pension plans [Member] | Real Estate Asset [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	2.00%
Debt securities (including cash equivalents), maximum	12.00%
Actual allocation	7.00%
Pension Benefit Plan [Member] | Principal pension plans [Member] | Other Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	3.00%
Debt securities (including cash equivalents), maximum	13.00%
Actual allocation	6.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member]
Asset Allocation
Equity securities (weighted average)	39.00%
Actual allocation percentage of investments in debt securities to total plan assets presented on a weighted-average basis as of the measurement date of the latest statement of financial position.	35.00%
Private equities (weighted average)	7.00%
Real estate (weighted average)	9.00%
Other (weighted average)	10.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Equity Securities [Member]
Asset Allocation
Actual allocation	48.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Debt Securities [Member]
Asset Allocation
Actual allocation	38.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Private Equities [Member]
Asset Allocation
Actual allocation	2.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Real Estate Asset [Member]
Asset Allocation
Actual allocation	6.00%
Pension Benefit Plan [Member] | Other Pension Plan, Defined Benefit [Member] | Other Securities [Member]
Asset Allocation
Actual allocation	6.00%
Retiree Benefit Plan [Member] | Equity Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	35.00%
Debt securities (including cash equivalents), maximum	75.00%
Actual allocation	50.00%
Retiree Benefit Plan [Member] | Debt Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	11.00%
Debt securities (including cash equivalents), maximum	46.00%
Actual allocation	26.00%
Retiree Benefit Plan [Member] | Private Equities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	0.00%
Debt securities (including cash equivalents), maximum	25.00%
Actual allocation	13.00%
Retiree Benefit Plan [Member] | Real Estate Asset [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	0.00%
Debt securities (including cash equivalents), maximum	12.00%
Actual allocation	9.00%
Retiree Benefit Plan [Member] | Other Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	0.00%
Debt securities (including cash equivalents), maximum	10.00%
Actual allocation	2.00%
Retiree Benefit Plan [Member] | Fair Value Of Plan Assets [Member]
Asset Allocation
Percentage Of Securities That May Be Rated A-2/P-2	15.00%
Percentage Of Fair Value Of Trust Assets At Time Of Purchase Of Aggregate Holdings Of All Qualifying Employer Securities And Qualifying Employer Real Property	10.00%
Percentage Of Trust Assets Comprised Of Qualifying Employer Securities	3.90%	4.00%
Retiree Benefit Plan [Member] | Us Equity Securities [Member] | Equity Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	18.00%
Debt securities (including cash equivalents), maximum	38.00%
Actual allocation	29.00%
Retiree Benefit Plan [Member] | Non Us Equity Securities [Member] | Equity Securities [Member]
Asset Allocation
Debt securities (including cash equivalents), minimum	17.00%
Debt securities (including cash equivalents), maximum	37.00%
Actual allocation	21.00%